Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 25, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Condensed Financial Information of Parent Company	Net contributions from the Parent are included within N
et Parent investment
in the
Combined statements of changes in equity
.

	Nine Months Ended (in thousands)
	September 25, 2022	September 26, 2021
Net contribution from Parent	$79,922	$61,915
Settlement of notes payable to related party and accrued interest	(21,610)	—
Transfer of assets to Parent	568	—
Stock compensation	171	(511)

Transfers from Parent per cash flow statement	$59,051	$61,404

Net contributions from the Parent are included within
Net Parent investment
in the
Combined statements of changes in equity
.

Net contribution from Parent reconciliation to transfers from Parent	2021	2020	2019
Net contribution from Parent	$86,279	$57,562	$83,055
Net change in unbenefited losses remaining with Parent	—	(1,198)	1,197
Stock compensation expense	(786)	(188)	(105)

Transfers from Parent	85,493	56,176	84,147

Payable to Related Party Presented on the Combined Balance Sheets

The notes payable to related party presented on the
Combined balance sheets
included the following accrued interest amounts as of (in thousands):

	September 25, 2022	December 31, 2021
Current portion of notes payable to related party	$—	$3
Long-term portion of notes payable to related party	—	366

	$—	$369

The notes payable to related party presented on the
Combined balance sheets
included the following accrued interest amounts as of December 31, (in thousands):

	2021	2020
Current portion of notes payable to related party	$3	$49
Long-term portion of notes payable to related party	366	86

	$369	$135

Schedule of Combined Valuation and Qualifying

	2021	2020	2019
Inventories - Allowance for obsolescence (a)
Balance, beginning of period	$5,200	$2,181	$—
Provision charged to expense	2,456	3,019	2,181
Write-offs	(635)	—	—

Balance, end of period	$7,021	$5,200	$2,181

Deferred tax assets - Valuation allowance
Balance, beginning of period	$594	$16	$—
Adjustments	321	578	16

Balance, end of period	$915	$594	$16

(a)	Inventory obsolescence reserves deducted from cost determined on first-in, first-out (FIFO) basis.